Janus Investment Fund

Janus Asia Equity Fund	Janus Growth and Income Fund
Janus Balanced Fund	Janus International Equity Fund
Janus Contrarian Fund	Janus Overseas Fund
Janus Emerging Markets Fund	Janus Protected Series – Global
Janus Enterprise Fund	Janus Protected Series – Growth
Janus Forty Fund	Janus Research Fund
Janus Fund	Janus Triton Fund
Janus Global Life Sciences Fund	Janus Twenty Fund
Janus Global Real Estate Fund	Janus Venture Fund
Janus Global Research Fund	Perkins Global Value Fund
Janus Global Select Fund	Perkins International Value Fund
Janus Global Technology Fund
(each, a “Fund” and collectively, the “Funds”)

Supplement dated October 28, 2013
to Currently Effective Prospectuses

Effective October 28, 2013, each Fund’s Prospectus is amended as set forth below.

Effective October 28, 2013, the Funds have modified the residency eligibility requirements. The “Shareholder’s Guide” in each Fund’s Prospectus is updated as noted:

1.	The following paragraph is added to the Shareholder’s Guide:

With certain limited exceptions, the Funds are generally available only to shareholders residing in the United States and employees of Janus or its affiliates. For purposes of this policy, the Funds require that a shareholder and/or entity be a U.S. citizen residing in the United States or a U.S. Territory (including overseas U.S. military or diplomatic addresses) or a resident alien residing in the United States or a U.S. Territory with a valid U.S. Taxpayer Identification Number to open an account with a Fund.

2.	The following paragraph is added under “Purchases”:

With certain limited exceptions, the Funds are generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, you may not be able to open an account or buy additional shares.

3.	In the “Minimum Investment Requirements” section, the following replaces in its entirety the corresponding information:

Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class T Shares
Each Fund reserves the right to annually request that intermediaries close Fund accounts that are valued at less than $100, other than as a result solely of depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary to increase your account balance to the required minimum to avoid having your account closed provided you meet certain residency eligibility requirements. If you hold Class I Shares directly with a Fund, you may receive written notice prior to the closure of your Fund account so that you may increase your account balance to the required minimum provided you meet certain residency eligibility requirements. Please note that you may incur a tax liability as a result of a redemption.

4.	The following paragraph is added under “Exchanges”:

With certain limited exceptions, the Funds are generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, the exchange privilege may not be available.

5. The following paragraph is added under “Redemptions”:

With certain limited exceptions, the Funds are generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, once you close your account, you may not make additional investments in the Funds.

6. In the “Redemptions” section, the following paragraph replaces the fourth paragraph in its entirety:

Each Fund reserves the right to annually request that intermediaries close Fund accounts that are valued at less than $100, other than as a result solely of depreciation in share value. Certain accounts held through intermediaries may not be subject to closure due to the policies of the intermediaries. You may receive written notice from your intermediary to increase your account balance to the required minimum to avoid having your account closed provided you meet certain residency eligibility requirements. If you hold Class I Shares directly with a Fund, you may receive written notice prior to the closure of your Fund account so that you may increase your account balance to the required minimum provided you meet certain residency eligibility requirements. Please note that you may incur a tax liability as a result of a redemption.

Please retain this Supplement with your records.

Janus Investment Fund

Class D Shares

Janus Asia Equity Fund	Janus Growth and Income Fund
Janus Balanced Fund	Janus International Equity Fund
Janus Contrarian Fund	Janus Overseas Fund
Janus Emerging Markets Fund	Janus Protected Series – Global
Janus Enterprise Fund	Janus Protected Series – Growth
Janus Fund	Janus Research Fund
Janus Global Life Sciences Fund	Janus Triton Fund
Janus Global Real Estate Fund	Janus Twenty Fund
Janus Global Research Fund	Janus Venture Fund
Janus Global Select Fund	Perkins Global Value Fund
Janus Global Technology Fund	Perkins International Value Fund
(each, a “Fund” and collectively, the “Funds”)

Supplement dated October 28, 2013
to Currently Effective Prospectuses

Effective October 28, 2013, each Fund’s Prospectus is amended as set forth below.

Effective October 28, 2013, the Funds have modified the residency eligibility requirements. The “Shareholder’s Manual” in each Fund’s Prospectus is updated as noted:

1.	The following paragraph is added as the second paragraph at the beginning of the Shareholder’s Manual:

With certain limited exceptions, the Funds are generally available only to shareholders residing in the United States and employees of Janus or its affiliates. For purposes of this policy, the Funds require that a shareholder and/or entity be a U.S. citizen residing in the United States or a U.S. Territory (including overseas U.S. military or diplomatic addresses) or a resident alien residing in the United States or a U.S. Territory with a valid U.S. Taxpayer Identification Number to open an account with a Fund.

2.	In the “Minimum Investments” section, the following replaces in its entirety the corresponding information:

Minimum Investment Requirements
Due to the proportionately higher costs of maintaining small accounts, the Funds reserve the right to deduct an annual $25 minimum balance fee per Fund account (paid to Janus Services) with values below the minimums described under “Minimum Investments” or to close Fund accounts valued at less than $100. This policy may not apply to accounts that fall below the minimums solely as a result of market value fluctuations or to those accounts not subject to a minimum investment requirement. The fee or account closure will occur during the fourth quarter of each calendar year. You may receive written notice before we charge the $25 fee or close your account so that you may increase your account balance to the required minimum provided you meet certain residency eligibility requirements. Please note that you may incur a tax liability as a result of the fee being charged or the redemption.

3. The following paragraph is added as the second paragraph under “To Open an Account or Buy Shares”:

As previously noted, with certain limited exceptions, the Funds are generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, you may not be able to open an account or buy additional shares.

4. The following paragraph is added under “To Exchange Shares”:

As previously noted, with certain limited exceptions, the Funds are generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, the exchange privilege may not be available.

5. The following paragraph is added under “To Sell Shares”:

As previously noted, with certain limited exceptions, the Funds are generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, once you close your account, you may not make additional investments in the Funds.

6. The following paragraph is added under “Paying for Shares”:

As previously noted, with certain limited exceptions, the Funds are generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, you may not be able to buy shares.

7. The following paragraph is added under “Exchanges”:

As previously noted, with certain limited exceptions, the Funds are generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, the exchange privilege may not be available.

8. The following paragraph is added under “Payment of Redemption Proceeds”:

As previously noted, with certain limited exceptions, the Funds are generally available only to shareholders residing in the United States. Unless you meet certain residency eligibility requirements, once you close your account, you may not make additional investments in the Funds.

Please retain this Supplement with your records.